ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS - Narrative (Details)	Jun. 30, 2023
Accounting Policies [Abstract]
Percentage of ownership interest in DRD Gold group, held by Sibanye Gold Limited	50.10%